Stock Based Compensation (Details)	6 Months Ended
Jun. 30, 2017
Aircom 2014 Plan [Member]
Expected dividends	0.00%
Aircom 2014 Plan [Member] | Minimum [Member]
Expected term	3 years
Expected volatility	40.11%
Risk-free interest rate	0.71%
Forfeiture rate	0.00%
Aircom 2014 Plan [Member] | Maximum [Member]
Expected term	5 years
Expected volatility	59.18%
Risk-free interest rate	2.15%
Forfeiture rate	5.00%
Aerkomm 2017 Plan [Member]
Expected dividends	0.00%
Aerkomm 2017 Plan [Member] | Minimum [Member]
Expected term	3 years
Expected volatility	40.11%
Risk-free interest rate	0.71%
Forfeiture rate	0.00%
Aerkomm 2017 Plan [Member] | Maximum [Member]
Expected term	5 years
Expected volatility	59.18%
Risk-free interest rate	2.15%
Forfeiture rate	5.00%